Convertible Preferred Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Convertible Preferred Stock

8. Convertible Preferred Stock

Convertible preferred stock (“preferred stock”) as of December 31, 2012 and December 31, 2013 consisted of the following (in thousands, except share and per share data):

At December 31, 2012 -

	Shares		Per Share Liquidation Preference	Carrying Value
Series	Authorized	Outstanding
Series A	22,000,000	22,000,000	$0.45	$9,900
Series B	46,905,248	46,905,247	0.45	19,747

	68,905,248	68,905,247		$29,647

At December 31, 2013 -

	Shares		Per Share Liquidation Preference	Carrying Value
Series	Authorized	Outstanding
Series A	22,000,000	22,000,000	$0.45	$9,900
Series B	46,425,950	44,425,953	0.45	18,631
Series C	36,444,444	36,444,444	0.56	19,301
Series D-1	17,777,777	17,777,777	0.56	9,665
Series D-2	13,168,291	—	0.76	—

	135,816,462	120,648,174		$57,497

Issuance of Series A preferred stock

In December 2008, the Company entered into a stock purchase agreement with Amunix and other investors to issue 22,000,000 shares of Series A preferred stock at a purchase price of $1.00 per share in multiple closings.

In consideration of Amunix entering into the License Agreement (Refer to Note 11) with the Company, the Company issued 11,000,000 shares of Series A convertible preferred stock in December 2008 to Amunix pursuant to the terms of the Series A Purchase Agreement and granted to Amunix the pro-rata right to participate in a future Series A closing if, at the sole discretion of certain investors, it is determined the Company has satisfied certain milestones, and the Board of Directors determines that the Company requires additional capital, for 2,500,000 shares at $1.00 per share. The pro rata right to participate in future Series A closing was determined to be issued to an entity under common control and as such the value of the option was initially recorded at a carrying value of $0. This right was waived by Amunix in 2010.

The Company issued an aggregate of 8,000,000 shares of Series A preferred stock in May and December 2009 at a purchase price of $1.00 per share and further issued 3,000,000 shares in April 2010 as part of the third closing pursuant to the Series A convertible preferred stock purchase agreement.

Issuance of Series B convertible preferred stock

In February 2011, the Company entered into a Series B convertible preferred stock purchase agreement with certain investors. The Company issued 21,805,693 shares of Series B convertible preferred stock at a purchase price of $0.45 per share totaling $9.8 million in gross proceeds. Further, the 2010 convertible notes converted into 10,238,444 shares of Series B preferred upon the conversion of principal of $4.5 million and accrued interest of $107,300.

In January and May 2012, the Company issued 12,861,110 shares of Series B convertible preferred stock at a purchase price of $0.45 per share in two subsequent closings and raised approximately $5.8 million in gross proceeds. The Company issued additional 2,000,000 shares of Series B convertible preferred stock upon the exercise of Series B convertible preferred stock warrants in exchange for $900,000.

Issuance of Series C convertible preferred stock

In January 2013, the Company entered into a Series C convertible preferred stock purchase agreement with certain investors. The Company issued 14,222,222 shares of Series C convertible preferred stock at a purchase price of $0.56 per share and raised approximately $8.0 million in gross proceeds.

The Company issued additional 22,222,222 shares of Series C preferred stock in July 2013 at a price of $0.56 per share and raised $12.5 million in gross proceeds.

Issuance of Series D convertible preferred stock

In October 2013, the Company entered into a stock purchase agreement with investors to sell shares of Series D convertible preferred stock in two tranches. In accordance with the terms of the Series D purchase agreement, the Company authorized the sale and issuance of up to 30,946,068 shares of Series D stock. The Company issued 17,777,777 shares of Series D-1 at a purchase price of $0.56 per share and raised approximately $10.0 million in gross proceeds. In February 2014, the Company issued 13,168,291 shares of Series D-2 at a purchase price of $0.76 per share and received approximately $10.0 million in gross proceeds (Refer to Note 16).

Convertible preferred stock call option liability

The preferred stock purchase agreements for Series A, B, C and D provided the investors the right to participate in future rounds of the respective series funding at a fixed price equal to the original issue price. These rights were provided concurrently with the issuance of the original preferred stock agreement (Series A convertible preferred stock had a separate option agreement). These liability classified convertible preferred stock call options have been determined to be freestanding financial instruments because they are freely transferable and separately exercisable.

Series A convertible preferred stock call option liability

On December 10, 2008, the Company sold a convertible preferred stock call option right to investors to participate in four future rounds of Series A convertible preferred financing. The Company recorded an initial call option liability in December 2008 and remeasured the convertible preferred stock liability immediately prior to exercise as well as at each balance sheet date. The convertible preferred stock call option right was exercised in three rounds of financing and was waived at the fourth round financing. The impact of the remeasurement of the option was negligible on a cumulative basis from December 10, 2008 to December 31, 2010.

Series B convertible preferred stock call option liability

The Company has recorded an initial convertible preferred stock call option liability in February 2011 upon the initial closing of the financing. Using an option pricing model with a volatility of 71%, expected term of 1 year and a risk-free interest rate of 0.28%, the fair value of the call option was determined to be approximately $1.4 million and was recorded as convertible preferred stock call option liability and netted against the issuance of Series B convertible preferred stock.

The Company remeasured the convertible preferred stock call option liability at $349,000 at December 31, 2011 and recorded the change in fair value of $1.0 million in other income (expense), net. In 2012, the Company remeasured the convertible preferred stock call option liability immediately before exercise and recorded $88,000 in other income (expense), net and reclassified the fair value of $260,000 into preferred stock upon issuance of subsequent tranches of Series B convertible preferred stock.

Series C convertible preferred stock call option liability

The Company has recorded an initial convertible preferred stock call option liability in January 2013 upon the initial close of the financing. Using the option pricing model with a volatility of 56%, expected term of 0.5 years and a risk-free interest rate of 0.11%, the fair value of the convertible preferred stock call option was determined to be approximately $990,000 and was recorded as a call option liability and netted against the issuance of Series C convertible preferred stock.

The investors exercised their right to participate in subsequent tranches in 2013 and accordingly the Company remeasured the convertible preferred stock call option liability just before exercise and recorded $864,000 in other income (expense), net and reclassified the fair value of $126,000 into preferred stock upon issuance of subsequent tranches of Series C preferred stock.

Series D convertible preferred stock call option liability

The Company has recorded an initial convertible preferred stock call option liability in October 2013 upon the initial close of the financing. Using the option pricing model with a volatility of 60%, expected term of 0.3 years and a risk-free interest rate of 0.2%, the fair value of the convertible preferred stock call option was determined to be approximately $126,000 and was recorded as a call option liability and netted against the issuance of Series D-1 convertible preferred stock. As of December 31, 2013, the fair value of the call option was determined to be $21,000, and the change in the fair value of $105,000 was recorded in other income (expense), net in the statement of operations.

Modification to Series A rights and preferences

In February 2011, the Company entered into an agreement with new investors to sell shares of Series B convertible preferred stock. In addition, the Company sold the rights to develop one of its two product candidates to Diartis in exchange for a $1.0 million note receivable. In connection with the Series B convertible preferred stock financing, the liquidation preference of the Series A convertible preferred stock was reduced from $1.00 per share to $0.45 per share, and the conversion ratio of Series A convertible preferred stock was reduced from $11.50 per share to $5.17 per share, the redemption feature was eliminated and a down-round feature was added to the rights and preferences of Series A convertible preferred stockholders. The Company considers an amendment which adds, deletes or significantly changes a material contractual term or fundamentally changes the nature of the preferred shares to be in the nature of an extinguishment. As there were significant changes in the liquidation preference and conversion rate, the removal of the Series A holder-controlled contingent redemption feature, and addition of down-round protection, the Company has considered these changes to be substantially different. At the time of the extinguishment, the Company removed the carrying value of the preferred stock of $22.0 million, and recorded the deemed fair value of the Series A convertible preferred stock after the change in the rights and preferences of $9.9 million, resulting in a net reduction of $12.1 million in the Series A preferred stock carrying value and an increase to deficit accumulated during the development stage.

Accretion of preferred stock

The Company recorded the convertible preferred stock at fair value on the dates of issuance. The Company classifies the convertible preferred stock outside of stockholders’ deficit because the shares contain liquidation features that are not solely within the Company’s control.

The Series A shares were originally issued (before modification of rights and preferences upon issuance of Series B) with a contingent redemption feature, which allowed the holders to redeem their shares five years following the issuance date of the Series A preferred shares. As such, the Company has chosen to accrete Series A for change in redemption value with a change to accumulated deficit at the end of each reporting period. Accordingly, the Company has accreted $11.0 million during the cumulative periods ended December 31, 2010.

During the years ended December 31, 2012 and 2013, the Company did not adjust the carrying values of the convertible preferred stock to the redemption values of such shares since a liquidation event was not probable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.

The rights, preferences and privileges of the convertible preferred stock as of December 31, 2013 are as follows:

Dividends

The holders of the Company’s convertible preferred stock are entitled to receive noncumulative dividends of $0.036 per share (as adjusted for stock splits, combinations, and reorganizations) per annum on each outstanding share of Series A and B preferred stock, and $0.045 per share for each outstanding share of Series C and D-1 preferred stock. Such dividends shall be payable only when and if declared by the Board of Directors. No dividends have been declared to date.

Conversion

Preferred stock is convertible, at the option of the holder, at any time, into fully paid, non-assessable shares of common stock at an initial conversion ratio of 11.5-to-one.

The convertible preferred stock will automatically convert into common stock, at the then applicable conversion rate, in the event of either (i) the consent of a majority of certain holders of the then outstanding preferred stock, voting together as a class, or, if earlier, (ii) immediately before the closing of an underwritten initial public offering of the Company’s common stock pursuant to a registration statement on Form S-1 under the Securities Act of 1933, as amended, with aggregate proceeds of at least $50.0 million at a public offering price of at least $17.48 per share (adjusted for intervening common stock splits, stock dividends, combination, subdivision, recapitalizations or the like).

Voting Rights

The holders of convertible preferred stock will be entitled to that number of votes on all matters presented to stockholders equal to the number of shares of common stock then issuable upon conversion of such preferred stock.

Liquidation

In the event of any sale of substantially all of the assets, a merger, or liquidation, dissolution or winding up of the Company, the holders of Series A, B, C and D-1 convertible preferred stock will be entitled to receive in preference to the holders of common stock, $0.45, $0.45, $0.56 and $0.56 respectively, per share (as adjusted for stock splits, combinations, and reorganizations) plus declared and unpaid dividends, if any. Thereafter, the remaining assets of the Company will be distributed ratably to the holders of preferred stock and common stock on a pro rata basis.

Deemed Liquidation

A merger, acquisition, sale or lease of all or substantially all of the assets of the Company which will result in the Company’s stockholders immediately prior to such transaction not holding at least 50% of the voting power of the surviving, continuing or purchasing entity, shall be deemed to be a liquidation, dissolution or winding up. Upon this event, holders of convertible preferred stock shall receive their liquidation preference including any accrued and unpaid dividends as of the liquidation date.

Protective Provisions

Without first obtaining the approval of the Company’s board of directors, which approval must include the approval of a majority of the directors designated by certain holders of preferred stock, the Company will not (i) make specified investment, compensation or operating decisions; (ii) take certain actions involving the Company’s intellectual property and related agreements; (iii) consummate or consent to a liquidation event; (iv) increase or decrease the total number of authorized shares of any series or sub-series of preferred stock or of common stock or take certain other actions that may adversely affect the rights, preferences and privileges of the Company’s outstanding capital stock; (v) amend, waive, alter or repeal any provision of the Company’s certificate of incorporation or the company’s bylaws; (vi) purchase or redeem (or permit any subsidiary to purchase or redeem) or pay or declare a dividend or make any distribution on the capital stock of the Company, except in certain circumstances; (vii) purchase or acquire any other business or entity or create any subsidiary; (viii) incur specified types of indebtedness, (ix) adopt or amend any stock option scheme or any other equity incentive plan; (x) enter into certain transactions concerning the Company’s assets and intellectual property; (xi) enter into any transaction with any officer, director or other affiliate of the Company without required approvals; or (xii) change the authorized number of directors constituting the board of directors.

Without first obtaining the written consent or affirmative vote of the holders of at least 66 2/3% of the then outstanding shares of Series D preferred stock, consenting or voting separately as a class, the Company will not: (i) amend, alter, or repeal any provision of the Company’s certificate of incorporation or bylaws in a manner that adversely affects the rights, preference or privileges of the Series D preferred stock; (ii) take certain other actions that may adversely affect the rights, preferences and privileges of the Series D preferred stock; (iii) declare or pay any dividend on any capital stock; (iv) consummate or consent to a liquidation event except in certain circumstances; or (v) increase or decrease the authorized number of shares of the Series D preferred stock.

Without first obtaining the written consent or affirmative vote of certain stockholders specified in the certificate of incorporation, the Company will not: (i) consummate or consent to a liquidation event; (ii) amend, alter, or repeal any provision of the Company’s certificate of incorporation or bylaws; (iii) create, or authorize the creation of, or issue or obligate itself to issue shares of, any additional class or series or sub-series of capital stock (or any security convertible into or exercisable for any such capital stock) that ranks senior to or pari passu with any series or sub-series of preferred stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends and rights of redemption; (iv) increase or decrease the authorized number of shares of common stock or preferred stock; (v) purchase or redeem (or permit any subsidiary to purchase or redeem) or pay or declare a dividend or make any distribution on the capital stock of the company, except in certain circumstances; (vi) incur or guarantee specified types of indebtedness; (vii) increase or decrease the size of the board of directors; (viii) increase the number of shares reserved for issuance under the Company’s equity incentive plans; (ix) alter or change the rights, preferences or privileges of any series or sub-series of preferred stock; (x) adopt or amend any stock option scheme or any other equity incentive plan; (xi) enter into certain transactions concerning the Company’s intellectual property; (xii) enter into any transaction with any officer, director or other affiliate of the Company without required approval; or (xiii) make any loan or advance, or grant any credit, to any employee or director of the Company or any subsidiary, except advances for travel expenses and similar expenditures to be incurred on behalf of the Company in the ordinary course of business.